ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Payables and Accruals [Abstract]
Voyage expenses	$ 33,984	$ 15,934
Ship operating expenses	27,248	7,879
Administrative expenses	4,540	2,365
Interest expense	9,132	9,914
Taxes	709	727
Other	132	212
Accrued expenses	$ 75,745	$ 37,031	$ 38,208